Cash and Cash Equivalents: (Details 1) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Cash and Cash Equivalents: [Abstract]
Bank deposits	$ 2,228,588	$ 2,981,234
Money market funds	1,396,698	5,366,284
Total	$ 3,625,286	$ 8,347,518